Income Taxes - Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,694	$ 2,631
Lease financings	391	569
Pension obligation	184	155
Renewable energy investment	179	68
Equity investments	104	113
Employee benefits	(471)	(470)
Reserves not deducted for tax	(136)	(274)
Credit losses on loans	(100)	(102)
Securities valuation, deferred tax assets	(55)
Securities valuation		156
Other assets	(101)	(109)
Other liabilities	162	42
Net deferred tax liability	$ 2,851	$ 2,779